UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended September 30, 2003

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Candlewood Capital Management, LLC

Address:  47 Hulfish Street
          Suite 210
          Princeton, New Jersey 08542


13F File Number: 28-10028

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Jill Peer Weiner
Title:    Operations Analyst
Phone:    (609) 688-3515


Signature, Place and Date of Signing:

/s/ Jill Peer Weiner              Princeton, NJ              November 14, 2003
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     28-
         -----------------------     --------------------------

     [Repeat as necessary.]

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              0

Form 13F Information Table Entry Total:        60

Form 13F Information Table Value Total:  $466,988
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No.        Form 13F File Number                 Name

           28-
----          -------------------               ------------------------------

[Repeat as necessary.]

                        FORM 13F INFORMATION TABLE



COLUMN 1                             COLUMN  2       COLUMN 3     COLUMN 4   COLUMN 5         COLUMN 6   COLUMN 7     COLUMN 8

                                     TITLE OF                     VALUE   SHRS OR   SH/ PUT/   INVSTMT   OTHER  VOTING AUTHORITY
NAME OF ISSUER                       CLASS           CUSIP       (X$1000) PRN AMT   PRN CALL   DISCRETN  MGRS   SOLE    SHARED  NONE
--------------                       -----           -----       ----------------   ---------  --------  ----   ----    ------  ----
99 CENTS ONLY STORES                 Common Stock    65440K106    9,747     301,400     SH     Sole               301,400
AGERE SYSTEMS INC                    Cl A            00845V100   24,634   8,024,100     SH     Sole             8,024,100
AGNICO EAGLE MINES LTD               Common Stock    008474108    4,253     344,100     SH     Sole               344,100
AIRGAS INC                           Common Stock    009363102    5,729     321,845     SH     Sole               321,845
AKZO NOBEL N.V. NLG5                 Common Stock    001550102    5,446     174,700     SH     Sole               174,700
ALCON INC                            Common Stock    H01301102   14,593     259,900     SH     Sole               259,900
AMERICAN AXLE & MFG HOLDINGS INC     Common Stock    024061103    4,535     153,300     SH     Sole               153,300
AMERICREDIT CORP                     Common Stock    03060R101   16,187   1,571,600     SH     Sole             1,571,600
ARTISOFT INC                         Common Stock    04314L205      462     134,782     SH     Sole               134,782
ASBURY AUTOMOTIVE GROUP, INC.        Common Stock    043436104    2,251     135,200     SH     Sole               135,200
AVAYA INC.                           Common Stock    053499109    5,857     537,300     SH     Sole               537,300
BARRICK GOLD CORP                    Common Stock    067901108    5,649     300,000     SH     Sole               300,000
BINDVIEW DEVELOPMENT CORP            Common Stock    090327107    5,069   1,863,600     SH     Sole             1,863,600
BMC SOFTWARE INC                     Common Stock    055921100    9,499     681,880     SH     Sole               681,880
CABOT MICROELECTRONICS CORP          Common Stock    12709P103    1,224      22,000     SH     Sole                22,000
COACH INC                            Common Stock    189754104    8,927     163,500     SH     Sole               163,500
COEUR D-ALENE MINES CORP             Common Stock    192108108    4,070   1,308,600     SH     Sole             1,308,600
CONEXANT SYSTEMS INC                 Common Stock    207142100   17,600   3,109,600     SH     Sole             3,109,600
CONSECO, INC.                        Common Stock    208464883    6,962     385,500     SH     Sole               385,500
COTT CORPORATION QUE                 Common Stock    22163N106   11,701     499,850     SH     Sole               499,850
DICKS SPORTING GOODS INC             Common Stock    253393102   13,114     351,200     SH     Sole               351,200
DOLLAR TREE STORES INC               Common Stock    256747106    4,955     147,700     SH     Sole               147,700
DRS TECHNOLOGIES, INC.               Common Stock    23330X100   11,769     487,745     SH     Sole               487,745
ENGELHARD CORP                       Common Stock    292845104    8,461     305,800     SH     Sole               305,800
ENSCO INTERNATIONAL INC              Common Stock    26874Q100    2,872     107,100     SH     Sole               107,100
EXTREME NETWORKS INC                 Common Stock    30226D106    5,239     828,900     SH     Sole               828,900
FIRST ADVANTAGE CORP                 Common Stock    31845F100    4,978     302,641     SH     Sole               302,641
FOREST LABORATORIES INC              Common Stock    345838106    5,906     114,800     SH     Sole               114,800
GLOBALSANTAFE CORP                   Common Stock    G3930E101    4,265     178,100     SH     Sole               178,100
HENRY SCHEIN INC                     Common Stock    806407102   13,571     239,300     SH     Sole               239,300
HERSHEY FOODS CORP.                  Common Stock    427866108    8,616     118,550     SH     Sole               118,550
IMAX CORPORATIONCMN                  Common Stock    45245E109    4,016     508,400     SH     Sole               508,400
IMCLONE SYS INC                      Common Stock    45245W109   17,601     452,143     SH     Sole               452,143
INSTINET GROUP INC                   Common Stock    457750107   14,457   3,049,900     SH     Sole             3,049,900
INTERSIL CORP                        Cl A            46069S109    5,343     224,500     SH     Sole               224,500
INTUITIVE SURGICAL, INC.             Common Stock    46120E602    3,796     227,734     SH     Sole               227,734
KEY ENERGY SERVICES INC              Common Stock    492914106    5,630     583,400     SH     Sole               583,400
MANHATTAN ASSOCIATES INC             Common Stock    562750109    1,232      47,500     SH     Sole                47,500
MAXTOR CORP                          Common Stock    577729205    7,897     648,900     SH     Sole               648,900
MILLENNIUM PHARMACEUTICALS INC       Common Stock    599902103    8,618     557,800     SH     Sole               557,800
MODEM MEDIA INC                      Cl A            607533106    7,624   1,524,700     SH     Sole             1,524,700
MONSANTO COMPANY                     Common Stock    61166W101   15,027     627,700     SH     Sole               627,700
NABORS INDUSTRIES LTD                Common Stock    G6359F103    2,523      67,700     SH     Sole                67,700
NAPRO BIOTHERAPEUTICS INC            Common Stock    630795102      393     245,500     SH     Sole               245,500
NETFLIX COM INC                      Common Stock    64110L106    6,172     183,900     SH     Sole               183,900
NEWMONT MNG CORP HLDNG CO            Common Stock    651639106    7,904     202,200     SH     Sole               202,200
OM GROUP INC                         Common Stock    670872100    7,192     491,250     SH     Sole               491,250
ROCKWELL AUTOMATION INC              Common Stock    773903109    6,652     253,400     SH     Sole               253,400
ROCKWELL COLLINS INC                 Common Stock    774341101    4,063     160,900     SH     Sole               160,900
SAN JUAN BASIN RLTY                  Unit Ben Int    798241105    4,679     258,800     SH     Sole               258,800
SINCLAIR BROADCAST GROUP INC         Cl A            829226109    2,052     200,600     SH     Sole               200,600
SONIC AUTOMOTIVE INC                 Cl A            83545G102    4,920     204,500     SH     Sole               204,500
SPRINT CORP-PCS GRP                  PCS COM SER 1   852061506    5,432     948,000     SH     Sole               948,000
ST. JOE COMPANY                      Common Stock    790148100    7,202     224,500     SH     Sole               224,500
TBC CORP                             Common Stock    872180104    7,017     280,100     SH     Sole               280,100
TENET HEALTHCARE CORPORATION         Common Stock    88033G100    5,481     378,500     SH     Sole               378,500
UNUMPROVIDENT CORPORATION            Common Stock    91529Y106   27,437   1,857,600     SH     Sole             1,857,600
UTSTARCOM INC                        Common Stock    918076100   15,156     476,600     SH     Sole               476,600
WERNER ENTERPRISES INC               Common Stock    950755108    6,365     277,200     SH     Sole               277,200
WESTERN DIGITAL CORP                 Common Stock    958102105    6,967     540,500     SH     Sole               540,500
                                                                466,988





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